File Nos. 033-6510 and 811-04706

As filed with the Securities and Exchange Commission on August 8, 2017

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	60 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	61 [X]

Templeton Income Trust
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954) 527-7500

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(i) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectuses and statement of additional information of Templeton International Bond Fund, a series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, and the Investment Company of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 7th day of August, 2017.

TEMPLETON INCOME TRUST,

A Delaware statutory trust

(Registrant)

By: /s/Lori A. Weber

Lori A. Weber,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY*
Christopher J. Molumphy	President and Chief Executive Officer – Investment Management
Dated: August 7, 2017

MATTHEW T. HINKLE*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration
Dated: August 7, 2017

ROBERT G. KUBILIS*
Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer
Dated: August 7, 2017

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: August 7, 2017

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated: August 7, 2017

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: August 7, 2017

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: August 7, 2017

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: August 7, 2017

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson Jr.	Dated: August 7, 2017

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: August 7, 2017

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: August 7, 2017

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: August 7, 2017

CONSTANTINE D. TSERETOPOULOS*	Trustee
Constantine D. Tseretopoulos	Dated: August 7, 2017

ROBERT E. WADE*	Trustee
Robert E. Wade	Dated: August 7, 2017

*By: /s/Lori A. Weber

 Lori A. Weber

 Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase